UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2009

Check here if Amendment [   ];            Amendment Number: _________
     This Amendment (Check only one):          [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Cheyne Capital Management (UK) LLP
Address:     Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number:   028-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Simon James

Title:        Compliance Officer

Phone:        +44 (0)20 7031 7560

Signature, Place, and Date of Signing:

         /s/ Simon James            London, England             July 24, 2009
         ---------------            ---------------          -----------------
           [Signature]              [City, State]                 [Date]


Report Type:            (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           Nil

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total:      $14,024
                                             (thousands)

                                         Cheyne Capital Management (UK) LLP

                                             Form 13F Information Table


                                                            Value     SHRS or   SH/  Put/ Investment  Other    Voting Authority
              Name             Title of Class     CUSIP     x$1000  PRN amount  PRN  call Discretion Managers Sole  Shared  None
----------------------------   --------------   ---------   ------  ----------  ---  ---- ---------- -------- ----  ------  ----

ACERGY S A                     SPONSORED ADR    00443E104      984     100000   SH           SOLE            100000
FIDELITY NATIONAL FINANCIAL      CL A           31620R105      474      35000   SH           SOLE             35000
HARMAN INTL INDS INC              COM           413086109      470      25000   SH           SOLE             25000
MASTERCARD INC                   CL A           57636Q104      815       4871   SH           SOLE              4871
MAXIM INTEGRATED PRODS INC        COM           57772K101      471      30000   SH           SOLE             30000
MICROCHIP TECHNOLOGY INC          COM           595017104      496      22000   SH           SOLE             22000
MORGAN STANLEY                  COM NEW         617446448      285      10000   SH           SOLE             10000
NATIONAL OILWELL VARCO INC        COM           637071101      654      20000   SH           SOLE             20000
NATIONAL SEMICONDUCTOR CORP       COM           637640103      502      40000   SH           SOLE             40000
NOBLE CORPORATION BAAR         NAMEN-AKT        H5833N103      756      25000   SH           SOLE             25000
NORFOLK SOUTHERN CORP             COM           655844108     1318      35000   SH           SOLE             35000
NRG ENERGY INC                  COM NEW         629377508      389      15000   SH           SOLE             15000
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD    73936B408      891      35000   SH           SOLE             35000
PROCTER & GAMBLE CO               COM           742718109     1022      20000   SH           SOLE             20000
SPDR TR                        UNIT SER 1       78462F103      920      10000   SH           SOLE             10000
TERRA INDS INC                    COM           880915103      388      16000   SH           SOLE             16000
TRANSATLANTIC HLDGS INC           COM           893521104      867      20000   SH           SOLE             20000
UNITED STATES NATL GAS FUND      UNIT           912318102      347      25000   SH           SOLE             25000
VALERO ENERGY CORP NEW            COM           91913Y100      507      30000   SH           SOLE             30000
VALLEY NATL BANCORP               COM           919794107      246      21000   SH           SOLE             21000
WAL MART STORES INC               COM           931142103      969      20000   SH           SOLE             20000
XYRATEX LTD                       COM           G98268108      253      50600   SH           SOLE             50600
